Concentrations of Risk (Tables)	6 Months Ended
Dec. 31, 2025
Concentrations of Risk [Abstract]
Schedule of Customer and Supplier Concentrations

Accounts receivables due from one major customer as of December 31, 2025 and June 30, 2025.

	As of December 31, 2025 (Unaudited)		As of June 30, 2025 (Audited)
Customers	Amount $	%	Amount $	%
A	157,688	51.5%	157,843	51.8%

Major suppliers representing more than 10% of the Company’s costs of revenue.

	For the six months ended
	December 31, 2025 (Unaudited)		December 31, 2024 (Unaudited)
Suppliers	Amount $	%	Amount $	%
A	363,923	22.5%	336,245	22.6%
B	296,169	18.3%	280,564	18.9%
C (Related Party)	78,634	4.9%	190,399	12.8%
Total	738,726	45.7%	807,208	54.3%

Major suppliers of the Company’s accounts payables

	As of December 31, 2025 (Unaudited)		As of June 30, 2025 (Audited)
Suppliers	Amount $	%	Amount $	%
B	6,812	24.1%	21,550	56.7%